Related Party Transactions (Narrative) (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Related Party Transactions [Abstract]
Due to Managing Owner	$ 46,946		$ 46,946		$ 0
Related party transactions, redemption charge amount due to Managing Owner	0		0		$ 0
Realized Gain Loss From Us Treasury Notes	$ 12,804	$ 31,875	$ 132,246	$ 31,264